Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	$ 64,938,634	$ 94,147,756	$ 14,169,015
Acquisition through business combination		2,418,702	82,030,280
Additions	268,580	275,609	93,347
Amortization expenses	(2,094,023)	(2,101,080)	(1,809,774)
Disposal			(7,888)
Impairment	(39,182,935)	(29,026,050)	(298,424)
Exchange difference	339,089	(776,303)	(28,800)
Ending balance	24,269,345	64,938,634	94,147,756
Goodwill [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	33,960,053	60,741,929	9,672,476
Acquisition through business combination		1,943,850	51,069,453
Additions
Amortization expenses
Disposal
Impairment	(25,544,313)	(28,165,304)
Exchange difference	280,044	(560,422)
Ending balance	8,695,784	33,960,053	60,741,929
Trademarks [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	21,489,244	22,012,822	579,450
Acquisition through business combination			21,486,396
Additions		871
Amortization expenses	(1,187)	(50,876)	(52,205)
Disposal
Impairment	(10,417,255)	(450,092)
Exchange difference	178	(23,481)	(819)
Ending balance	11,070,980	21,489,244	22,012,822
Customer relationships [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	8,577,216	10,267,968	3,188,322
Acquisition through business combination		474,852	8,496,699
Additions
Amortization expenses	(1,597,179)	(1,693,877)	(1,402,133)
Disposal
Impairment	(3,202,303)	(358,522)
Exchange difference	41,078	(113,205)	(14,920)
Ending balance	3,818,812	8,577,216	10,267,968
Website platform [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	152,409	330,512	443,749
Acquisition through business combination
Additions
Amortization expenses	(39,942)	(108,233)	(111,530)
Disposal
Impairment		(52,132)
Exchange difference	6,951	(17,738)	(1,707)
Ending balance	119,418	152,409	330,512
Computer software [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	759,712	794,525	285,018
Acquisition through business combination			977,732
Additions	145,576	274,738	93,347
Amortization expenses	(339,724)	(248,094)	(243,906)
Disposal			(7,888)
Impairment	(19,064)		(298,424)
Exchange difference	10,900	(61,457)	(11,354)
Ending balance	557,400	759,712	794,525
Copyrights [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Additions	123,004
Amortization expenses	(115,991)
Impairment
Exchange difference	(62)
Ending balance	6,951
Cost [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	100,681,680	99,320,165	16,513,291
Ending balance	101,477,191	100,681,680	99,320,165
Cost [Member] | Goodwill [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	62,072,215	60,741,929	9,672,476
Ending balance	62,464,202	62,072,215	60,741,929
Cost [Member] | Trademarks [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	22,046,603	22,083,887	595,256
Ending balance	22,070,756	22,046,603	22,083,887
Cost [Member] | Customer relationships [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	13,927,330	13,788,135	5,291,436
Ending balance	14,141,770	13,927,330	13,788,135
Cost [Member] | Website platform [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	530,650	566,591	566,591
Ending balance	553,612	530,650	566,591
Cost [Member] | Computer software [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	2,104,882	2,139,623	387,532
Ending balance	2,232,388	2,104,882	2,139,623
Cost [Member] | Copyrights [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance	14,463
Accumulated Amortization [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(6,519,049)	(4,875,842)	(2,344,276)
Ending balance	(8,652,991)	(6,519,049)	(4,875,842)
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance
Accumulated Amortization [Member] | Trademarks [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(116,327)	(71,065)	(15,806)
Ending balance	(122,405)	(116,327)	(71,065)
Accumulated Amortization [Member] | Customer relationships [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(4,998,808)	(3,520,167)	(2,103,114)
Ending balance	(6,754,148)	(4,998,808)	(3,520,167)
Accumulated Amortization [Member] | Website platform [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(327,158)	(236,079)	(122,842)
Ending balance	(380,901)	(327,158)	(236,079)
Accumulated Amortization [Member] | Computer software [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(1,076,756)	(1,048,531)	(102,514)
Ending balance	(1,388,025)	(1,076,756)	(1,048,531)
Accumulated Amortization [Member] | Copyrights [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance	(7,512)
Accumulated Impairment [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(29,223,997)	(296,567)
Ending balance	(68,554,855)	(29,223,997)	(296,567)
Accumulated Impairment [Member] | Goodwill [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(28,112,162)
Ending balance	(53,768,418)	(28,112,162)
Accumulated Impairment [Member] | Trademarks [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(441,032)
Ending balance	(10,877,371)	(441,032)
Accumulated Impairment [Member] | Customer relationships [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(351,306)
Ending balance	(3,568,810)	(351,306)
Accumulated Impairment [Member] | Website platform [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(51,083)
Ending balance	(53,293)	(51,083)
Accumulated Impairment [Member] | Computer software [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(268,414)	(296,567)
Ending balance	(286,963)	(268,414)	$ (296,567)
Accumulated Impairment [Member] | Copyrights [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance